Related party transactions Narrative (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Details related party transactions Narrative [line items]
Share based payment expense related to key management	€ 214
Rent paid to Ailanthus (related party)	113	€ 123	€ 172
Rent paid to related party - Engimplan building	7
Convertible bond K EUR 1,000	€ 1,000
Convertible number of bonds | shares	1,000
Purchase 3D printer RSPRINT		€ 200